Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 57,964	$ 21,203
Trade accounts receivable	2,690	16,126
Prepayments and other assets	2,736	2,017
Inventories	1,471	1,516
Claims	1,085	0
Current assets from discontinued operations (Note 3)	0	23,698
Total current assets	65,946	64,560
Fixed assets
Vessels, net (Note 6)	576,891	586,100
Total fixed assets	576,891	586,100
Other non-current assets
Above market acquired charters (Note 7)	46,275	60,655
Deferred charges, net	3,563	0
Restricted cash (Note 8)	5,500	16,996
Prepayments and other assets	5,287	2,466
Non-current assets from discontinued operations (Note 3)	0	654,468
Total non-current assets	637,516	1,320,685
Total assets	703,462	1,385,245
Current liabilities
Current portion of long-term debt, net (Note 8)	26,997	37,479
Trade accounts payable	12,501	14,348
Due to related parties (Note 5)	5,256	17,742
Accrued liabilities (Note 10)	16,156	16,740
Deferred revenue, current	3,826	7,315
Current liabilities from discontinued operations (Note 3)	0	21,535
Total current liabilities	64,736	115,159
Long-term liabilities
Long-term debt, net (Note 8)	231,989	253,932
Deferred revenue	0	96
Long-term liabilities from discontinued operations (Note 3)	0	134,744
Total long-term liabilities	231,989	388,772
Total liabilities	296,725	503,931
Commitments and contingencies (Note 16)
Partners' capital
General Partner	8,572	15,436
Limited Partners - Common (18,178,100 units issued and outstanding at December 31, 2019 and 2018 (adjusted for the March 2019 Reverse Split))	398,165	755,372
Limited Partners - Preferred (12,983,333 Class B units issued and outstanding at December 31, 2018)	0	110,506
Total partners' capital	406,737	881,314
Total liabilities and partners' capital	$ 703,462	$ 1,385,245